DESCRIPTION OF PLAN - Loans (Details) - 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF PLAN
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Note receivable, loan processing fee	$ 75
Basis spread on variable rate	1.00%
Threshold loan outstanding balances for closure without payment	$ 1,000
Threshold period for payment of outstanding balances	90 days
Minimum
DESCRIPTION OF PLAN
Term of loan	12 months
Maximum
DESCRIPTION OF PLAN
Term of loan	5 years